REALIZED AND UNREALIZED GAIN/(LOSS) ON OIL AND GAS DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gain/(loss) on oil and gas derivative instruments	$ 204,663	$ (42,561)	$ (26,001)
Energy related derivative
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized mark-to-market adjustment for commodity swap derivatives (note 27)	1,665	0	0
Realized and unrealized gain/(loss) on oil and gas derivative instruments	179,891	(45,100)	(39,090)
Energy related derivative | Oil Debt Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain/(loss) on Hilli oil derivative instrument (note 20)	126,940	(45,100)	(39,090)
Energy related derivative | Gas Derivative Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain/(loss) on Hilli oil derivative instrument (note 20)	51,286	0	0
Energy related derivative | Vessels - FLNG
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on Hilli oil derivative instrument	24,772	2,539	13,089
Realized and unrealized gain/(loss) on oil and gas derivative instruments	$ 204,663	$ (42,561)	$ (26,001)